Income Tax And Social Contribution - Summary of Major Components of Income Tax Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax	R$ (11,462)	R$ (23,738)	R$ (14,333)
Current social contribution	(31,204)	(8,621)	(5,227)
Total	(42,666)	(32,359)	(19,560)
Deferred income tax	(206)	(3,033)	(1,075)
Deferred social contribution	(574)	(1,091)	(387)
Total	R$ (780)	R$ (4,124)	R$ (1,462)